Further Detail of Profit or Loss (Details) - Schedule of Further Detail of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
A. Research and development expenses, net
Payroll		$ 33,462	$ 35,638	$ 14,604
Share-based payment expenses		7,722	17,424	14,238
Materials		6,584	6,881	2,764
Subcontractors		6,717	10,344	2,864
Patent registration		689	506	441
Depreciation		3,859	3,038	5,697
Rental fees and maintenance		1,081	642	559
Other		1,890	1,290	637
Research and development expenses, gross		62,004	75,763	41,804
Less – government grants				(118)
Research and development expenses, net		62,004	75,763	41,686
B. Sales and marketing expenses
Payroll		19,075	20,057	8,283
Share-based payment expenses		2,490	8,616	8,569
Marketing and advertising		4,685	5,057	4,053
Rental fees and maintenance		319	392	365
Travel abroad		2,555	2,567	749
Depreciation		1,369	1,502	318
Other		1,214	642	376
Sales and marketing expenses		31,707	38,833	22,713
C. General and administrative expenses
Payroll		14,032	9,321	2,880
Share-based payment expenses		8,448	4,940	6,974
Professional services		29,122	9,701	6,993
Office expenses		1,613	2,704	1,065
Travel abroad		674	743	461
Depreciation		926	563	210
Rental fees and maintenance		515	286	97
Other		2,924	2,199	964
General and administrative expenses		58,254	30,457	19,644
D. Other income, net
Other income	[1]	3,774
Other expenses	[2]	(2,147)
Other income, net		1,627
E. Finance income
Revaluation of liability in respect of government grants				25
Exchange rate differences		1,568		3,444
Revaluation of liabilities	[3]		4,516	10,608
Revaluation of financial assets at fair value through profit and loss	[4]	23,462
Bank interest		45,904	18,449	3,832
Finance income		70,934	22,965	17,909
Finance expenses
Exchange rate differences			16,135
Bank and other fees		245	148	70
Finance expense in respect of lease liability		477	180	237
Revaluation of financial assets at fair value through profit and loss	[4]		62,791
Revaluation of financial liabilities	[3]	461
Revaluation of liability in respect of government grants		469	217	121
Finance expenses		$ 1,652	$ 79,471	$ 428

[1]	See note 6.
[2]	See note 18(C) regarding termination liability due to reorganization.
[3]	See note 20 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.
[4]	See note 20(C) regarding investment in securities measured at fair value through profit and loss.